Cover	Aug. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2022
File Number	333-228803
Registrant Name	BIGEON CORP.
Entity Central Index Key	0001753391
Tax Identification Number	38-4086827
Incorporation State Country Code	NV
AddressLine1	No.32,Huili Township, Jiaocheng County
Address City	Lvliang
Address Country	CN
Address Postal Zip Code	030500,
City Area Code	139
Local Phone Number	10972765
Written Communications	false
Soliciting Material	false
PreCommencement Tender Offer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	false